SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Loss attributable to holders of ordinary shares (USD’000):
Net loss		$ (3,327)	$ (4,130)
Weighted average number of ordinary shares outstanding used in computing basic earnings per share	[1]	3,726,200	2,440,920
Weighted average number of ordinary shares outstanding used in computing diluted earnings per share	[1]	3,726,200	2,440,920
Income (loss) per share - basic (USD)	[2]	$ (0.89)	$ (1.69)
Income (loss) per share - diluted (USD)	[2],[3]	$ (0.89)	$ (1.69)

[1]	The number of shares reflected the one-for-six reverse split effective on March 5, 2026.
[2]	earnings per share for basic and diluted weighted average shares outstanding are the same due to anti-dilutive feature resulting from the net loss for the year
[3]	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended March 31, 2026 and 2025,